INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Current:
Federal
State and local
Foreign	42	149
Current	42	149
Deferred:
Federal
State and local
Foreign	(4,394)	(2,446)
Deferred	(4,394)	(2,446)
Provision for income taxes	$ (4,352)	$ (2,297)	$ (740)